CONSOLIDATED BALANCE SHEET (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Assets
Cash and due from banks	$ 5,348	$ 5,831
Interest-bearing deposits in other banks	4,575	4,821
Total cash and cash equivalents	9,923	10,652
Investment securities available for sale	95,619	79,655
Loans (net of unearned income of $3 and $25)	447,254	425,069
Less allowance for loan losses	8,316	7,741
Net loans	438,938	417,328
Premises and equipment	9,997	10,572
Accrued interest receivable	1,805	1,888
Bank-owned life insurance	10,060	9,545
Other real estate owned	3,467	960
Prepaid FDIC insurance	1,093	1,615
Other assets	10,992	9,999
TOTAL ASSETS	581,894	542,214
Deposits:
Noninterest-bearing	52,217	43,067
Interest-bearing	432,067	411,667
Total deposits	484,284	454,734
Short-term borrowings	20,686	13,006
Other borrowed funds	17,618	19,552
Accrued interest payable	542	679
Other liabilities	3,664	3,564
TOTAL LIABILITIES	526,794	491,535
Stockholders' Equity
Common stock, $.50 par value; 5,000,000 shares authorized; 1,653,746 and 1,652,318 shares issued	827	826
Capital surplus	6,451	6,273
Retained earnings	48,193	45,177
Accumulated other comprehensive income	1,696	470
Treasury stock, at cost (54,100 shares)	(2,067)	(2,067)
TOTAL STOCKHOLDERS' EQUITY	55,100	50,679
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 581,894	$ 542,214